Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities
Net loss	$ (5,270,281)	$ (6,067,193)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	153,714	115,670
Amortization of debt discount (sale of future revenues)		295
Amortization of debt discount - notes		1,196,843
(Gain) / Loss on sale of property and equipment	3,426	(13,312)
Increase / (Decrease) in allowance for doubtful accounts	(18,804)	19,604
Stock-based settlement	251,680
Stock-based compensation	189,831	2,114,529
Changes in operating assets and liabilities:
(Increase) / Decrease in accounts receivable	(156,445)	475,091
(Increase) / Decrease in inventory	371,653	(2,984,177)
Decrease in prepaid/in-transit inventory	38,964	812,562
Increase in prepaid expenses and other current assets	(45,759)	(134,191)
(Increase) / Decrease in deposits	5,005	(10,976)
Increase / (Decrease) in accounts payable	206,986	(87,369)
Increase / (Decrease) in customer deposits	46,190	(274,857)
Increase / (Decrease) in accrued expenses and other current liabilities	(6,371)	107,407
Increase in right-of-use assets and lease liabilities	22,494	30,454
Net cash used in operating activities	(4,207,717)	(4,699,620)
Cash flows from investing activities
Purchases of property and equipment	(20,170)	(434,458)
Net proceeds from sale of property and equipment	36,748	51,679
Net cash provided by / (used in) investing activities	16,578	(382,779)
Cash flows from financing activities
Payments on line-of-credit and short-term revolving loans		(550,000)
Payments on liability for sale of future revenues		(11,797)
Principal payments on long-term debt	(148,986)	(1,784,500)
Net proceeds from exercise of warrants	49,777
Net proceeds from issuance of common stock		14,772,487
Net cash provided by / (used in) financing activities	(99,209)	12,426,190
Net change in cash and cash equivalents	(4,290,348)	7,343,791
Cash and cash equivalents, beginning	7,201,244	773,238
Cash and cash equivalents, ending	2,910,896	8,117,029
Supplemental disclosure of cash flow information:
Cash paid for interest	92,136	401,037
Cash paid / (refunded) for franchise taxes	1,341	300
Non-cash financing activities:
Acquisition/modification of operating lease right-of-use asset and lease liability	(13,993)	2,348,509
Cashless warrant exercises	41
Purchases of property and equipment in exchange for long-term debt		181,430
Purchased of property and equipment in exchange for short-term payable		$ 170,863